Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2030 Fund
December 31, 2024
Z30-NPRT3-0325
1.9884241.107
Bond Funds - 37.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	660,026	4,864,392
Fidelity Series Corporate Bond Fund (a)	308,375	2,833,967
Fidelity Series Emerging Markets Debt Fund (a)	52,065	411,311
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	13,162	112,534
Fidelity Series Floating Rate High Income Fund (a)	8,492	76,424
Fidelity Series Government Bond Index Fund (a)	499,881	4,503,931
Fidelity Series High Income Fund (a)	8,901	76,638
Fidelity Series International Credit Fund (a)	8	66
Fidelity Series International Developed Markets Bond Index Fund (a)	428,268	3,717,370
Fidelity Series Investment Grade Bond Fund (a)	437,262	4,320,146
Fidelity Series Investment Grade Securitized Fund (a)	311,183	2,732,189
Fidelity Series Long-Term Treasury Bond Index Fund (a)	918,060	4,874,899
Fidelity Series Real Estate Income Fund (a)	7,774	76,340
TOTAL BOND FUNDS (Cost $30,487,262)		28,600,207

Domestic Equity Funds - 33.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	291,273	5,778,864
Fidelity Series Commodity Strategy Fund (a)	2,020	174,068
Fidelity Series Large Cap Growth Index Fund (a)	147,308	3,741,616
Fidelity Series Large Cap Stock Fund (a)	148,673	3,412,046
Fidelity Series Large Cap Value Index Fund (a)	436,787	7,123,993
Fidelity Series Small Cap Core Fund (a)	153,107	1,869,435
Fidelity Series Small Cap Opportunities Fund (a)	54,712	800,437
Fidelity Series Value Discovery Fund (a)	161,925	2,509,836
TOTAL DOMESTIC EQUITY FUNDS (Cost $19,221,758)		25,410,295

International Equity Funds - 28.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	95,748	1,501,323
Fidelity Series Emerging Markets Fund (a)	174,228	1,512,302
Fidelity Series Emerging Markets Opportunities Fund (a)	330,906	6,062,206
Fidelity Series International Growth Fund (a)	194,960	3,398,161
Fidelity Series International Index Fund (a)	109,954	1,302,956
Fidelity Series International Small Cap Fund (a)	68,413	1,108,295
Fidelity Series International Value Fund (a)	286,900	3,419,845
Fidelity Series Overseas Fund (a)	253,098	3,401,635
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $19,159,282)		21,706,723

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $68,868,302)	75,717,225
NET OTHER ASSETS (LIABILITIES) - 0.0%	(8)
NET ASSETS - 100.0%	75,717,217

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	38,901	545,410	589,259	3,430	5,109	(161)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,175,325	1,404,186	558,480	156,261	(14,330)	(142,309)	4,864,392	660,026
Fidelity Series Blue Chip Growth Fund	6,006,140	1,409,531	2,241,374	537,791	350,460	254,107	5,778,864	291,273
Fidelity Series Canada Fund	1,452,411	266,976	252,136	44,320	4,158	29,914	1,501,323	95,748
Fidelity Series Commodity Strategy Fund	551,759	189,855	538,956	21,077	(263,700)	235,110	174,068	2,020
Fidelity Series Corporate Bond Fund	3,104,472	580,229	842,881	99,769	(1,006)	(6,847)	2,833,967	308,375
Fidelity Series Emerging Markets Debt Fund	408,651	57,556	57,275	17,303	425	1,954	411,311	52,065
Fidelity Series Emerging Markets Debt Local Currency Fund	129,961	11,972	23,759	5,321	(99)	(5,541)	112,534	13,162
Fidelity Series Emerging Markets Fund	1,449,172	409,095	328,062	41,466	(1,353)	(16,550)	1,512,302	174,228
Fidelity Series Emerging Markets Opportunities Fund	5,816,283	1,530,595	1,433,325	123,881	13,582	135,071	6,062,206	330,906
Fidelity Series Floating Rate High Income Fund	78,414	14,089	15,667	5,389	(8)	(404)	76,424	8,492
Fidelity Series Government Bond Index Fund	4,539,440	1,040,394	1,038,401	115,451	(1,346)	(36,156)	4,503,931	499,881
Fidelity Series Government Money Market Fund	58,385	24,854	83,239	505	-	-	-	-
Fidelity Series High Income Fund	421,445	51,751	407,849	19,096	9,296	1,995	76,638	8,901
Fidelity Series International Credit Fund	63	3	-	3	-	-	66	8
Fidelity Series International Developed Markets Bond Index Fund	3,046,129	1,248,926	543,413	120,349	483	(34,755)	3,717,370	428,268
Fidelity Series International Growth Fund	3,643,995	753,066	780,140	139,016	49,755	(268,515)	3,398,161	194,960
Fidelity Series International Index Fund	1,379,662	251,604	264,241	38,007	10,530	(74,599)	1,302,956	109,954
Fidelity Series International Small Cap Fund	1,162,466	265,299	240,097	103,781	11,600	(90,973)	1,108,295	68,413
Fidelity Series International Value Fund	3,661,507	706,583	768,720	152,314	54,799	(234,324)	3,419,845	286,900
Fidelity Series Investment Grade Bond Fund	4,568,667	942,836	1,163,080	145,644	(9,823)	(18,454)	4,320,146	437,262
Fidelity Series Investment Grade Securitized Fund	3,013,292	566,450	828,056	98,886	(15,974)	(3,523)	2,732,189	311,183
Fidelity Series Large Cap Growth Index Fund	3,804,941	638,150	1,379,087	22,057	252,228	425,384	3,741,616	147,308
Fidelity Series Large Cap Stock Fund	4,031,193	638,391	1,470,408	267,599	239,330	(26,460)	3,412,046	148,673
Fidelity Series Large Cap Value Index Fund	7,206,343	1,670,727	1,921,666	206,068	138,905	29,684	7,123,993	436,787
Fidelity Series Long-Term Treasury Bond Index Fund	5,782,187	903,888	1,529,975	140,659	(189,185)	(92,016)	4,874,899	918,060
Fidelity Series Overseas Fund	3,652,588	628,538	727,486	74,938	53,576	(205,581)	3,401,635	253,098
Fidelity Series Real Estate Income Fund	75,900	10,044	10,799	4,017	(231)	1,426	76,340	7,774
Fidelity Series Small Cap Core Fund	71,519	2,050,699	311,925	19,093	7,058	52,084	1,869,435	153,107
Fidelity Series Small Cap Opportunities Fund	1,782,434	196,755	1,137,967	85,432	205,538	(246,323)	800,437	54,712
Fidelity Series Treasury Bill Index Fund	136,235	51,907	188,143	1,000	1	-	-	-
Fidelity Series Value Discovery Fund	2,661,465	645,048	756,374	97,257	30,287	(70,590)	2,509,836	161,925
	77,911,345	19,705,407	22,432,240	2,907,180	940,065	(407,352)	75,717,225	6,563,469

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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